INCOME TAXES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Federal	$ 122,714	$ 498,435	$ 217,571	$ 113,699
State	29,933	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	6,827	273,994
Total current expense:	159,474	841,290	245,358	150,543
Federal	184,510	(1,354,696)	(990,452)	(1,288,637)
State	39,554	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences		1,274,166	1,340,826	1,611,037
Total deferred (benefit):	224,064	(470,358)
Total income tax expense:	$ 383,539	$ 370,932	$ 245,359	$ 150,543